Share-based Payments - Summary of Share Options and Weighted Average Exercise Prices (Parenthetical) (Details) - £ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average share price for share options at date of exercise	£ 0.68	£ 0.85	£ 3.77
Bottom Of Range [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price of outstanding share options	0.04
Maximum [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price of outstanding share options	£ 18.05